Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NOW accounts	$ 77	$ 50	$ 17
Savings accounts	63	62	42
Money market accounts	560	366	347
Certificates	770	524	528
	$ 1,470	$ 1,002	$ 934